Employee Benefits (Allocation Of Plan Assets) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 Front-End [Member] USD ($)	Dec. 31, 2011 Front-End [Member] USD ($)	Dec. 31, 2012 Front-End [Member] Equity [Member] USD ($)	Dec. 31, 2011 Front-End [Member] Equity [Member] USD ($)	Dec. 31, 2012 Front-End [Member] Bonds [Member] USD ($)	Dec. 31, 2011 Front-End [Member] Bonds [Member] USD ($)	Dec. 31, 2012 Front-End [Member] Loans [Member] USD ($)	Dec. 31, 2011 Front-End [Member] Loans [Member] USD ($)	Dec. 31, 2012 Front-End [Member] Real Estate [Member] USD ($)	Dec. 31, 2011 Front-End [Member] Real Estate [Member] USD ($)	Dec. 31, 2012 Front-End [Member] Other [Member] USD ($)	Dec. 31, 2011 Front-End [Member] Other [Member] USD ($)	Dec. 31, 2012 Back-End [Member] EUR (€)	Dec. 31, 2011 Back-End [Member] EUR (€)	Dec. 31, 2012 Back-End [Member] Equity [Member] EUR (€)	Dec. 31, 2011 Back-End [Member] Equity [Member] EUR (€)	Dec. 31, 2012 Back-End [Member] Fixed Income And Corporate Bonds [Member] EUR (€)	Dec. 31, 2011 Back-End [Member] Fixed Income And Corporate Bonds [Member] EUR (€)	Dec. 31, 2012 Back-End [Member] Cash And Other Assets [Member] EUR (€)	Dec. 31, 2011 Back-End [Member] Cash And Other Assets [Member] EUR (€)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total allocation of plan assets	$ 4,794	$ 4,090	$ 1,087	$ 940	$ 2,957	$ 2,488	$ 463	$ 368	$ 72	$ 66	$ 215	$ 228	€ 27,035	€ 21,364	€ 5,677	€ 3,418	€ 20,817	€ 17,519	€ 541	€ 427
Total allocation of plan assets, percentage	100.00%	100.00%	23.00%	23.00%	62.00%	61.00%	10.00%	9.00%	2.00%	2.00%	4.00%	6.00%	100.00%	100.00%	21.00%	16.00%	77.00%	82.00%	2.00%	2.00%